Intangible assets - Amortisation (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Administrative expenses.
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation charge	£ 263,000	£ 70,000